Stockholders' Deficit (Details Narrative) (10Q)				6 Months Ended	12 Months Ended
	Mar. 01, 2017 USD ($)	Oct. 07, 2016 USD ($)	Sep. 15, 2016 USD ($)	Feb. 28, 2017 USD ($) Integer $ / shares shares	Aug. 31, 2012 USD ($) shares	Nov. 21, 2016 shares	Oct. 11, 2016 USD ($)	Sep. 26, 2016 $ / shares	Sep. 14, 2016 USD ($)	Aug. 31, 2016 USD ($) $ / shares shares	Jan. 20, 2016 $ / shares	Aug. 31, 2015 $ / shares shares	Mar. 19, 2013 $ / shares
Common stock, shares authorized | shares										70,000,000		70,000,000
Common stock, par value | $ / shares										$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized | shares				5,000,000						5,000,000		5,000,000
Preferred stock, par value | $ / shares				$ 0.001						$ 0.001		$ 0.001
Payment of specific expenses			$ 17,500
Number of contractor employees and nonemployees | Integer				45
Accrued stock-based compensation				$ 280,000
Issuance of value based on fair value of stock based compensation				1,680,000
Issuance of shares based on fair value of stock based compensation				$ 8,400,000
Share price | $ / shares				$ 0.20
Amortization expenses				$ 1,400,000
Common stock issued for services rendered, shares | shares					1,390
Common stock issued for services rendered					$ 90,521
Attorney Trust Account [Member]
Due to related party			217,500				$ 67,500		$ 150,000
Class A Common Stock [Member]
Common stock, shares authorized | shares				130,000,000		130,000,000				130,000,000
Common stock, par value | $ / shares				$ 0.001				$ 0.001		$ 0.001
Newly issued shares value		$ 30,000,000	200,000
Class B Common Stock [Member]
Common stock, shares authorized | shares				6,000,000		6,000,000				6,000,000
Common stock, par value | $ / shares				$ 0.001				0.001		$ 0.001
Newly issued shares value	$ 40,000,000	$ 6,000,000	200,000
Class C Common Stock [Member]
Common stock, shares authorized | shares				64,000,000		64,000,000				64,000,000
Common stock, par value | $ / shares				$ 0.001				$ 0.001		$ 0.001
Newly issued shares value			$ 200,000
Number of shares issued during period | shares				8,400,000